MFS® International New Discovery Fund
MFS® International New Discovery Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect the current management fee set forth in the fund’s Investment Advisory Agreement and the full impact of the distribution fee for Class 529B shares.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® International New Discovery Fund	A		529A	529B	B	529C	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® International New Discovery Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R6
Management Fee		0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.19%	0.19%	0.19%	0.19%	0.29%	0.29%	0.29%	0.19%	0.19%	0.19%	0.19%	0.07%
Total Annual Fund Operating Expenses		1.33%	2.08%	2.08%	1.08%	1.43%	2.18%	2.18%	2.08%	1.58%	1.33%	1.08%	0.96%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.33%	2.08%	2.08%	1.08%	1.38%	2.13%	2.13%	2.08%	1.58%	1.33%	1.08%	0.96%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on January 31, 2018, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® International New Discovery Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	703	972	1,262	2,084
B	611	952	1,319	2,219
C	311	652	1,119	2,410
I	110	343	595	1,317
529A	707	997	1,307	2,186
529B	616	977	1,365	2,319
529C	316	677	1,165	2,510
R1	211	652	1,119	2,410
R2	161	499	860	1,878
R3	135	421	729	1,601
R4	110	343	595	1,317
R6	98	306	531	1,178

Expense Example No Redemption - MFS® International New Discovery Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	211	652	1,119	2,219
C	211	652	1,119	2,410
529B	216	677	1,165	2,319
529C	216	677	1,165	2,510

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with small to medium capitalizations.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS normally allocates the fund’s investments across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single or small number of industries or sectors.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk: Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Small to Medium Cap Risk:  The stocks of small to medium cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Focus Risk: Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the countries or regions to which the fund is exposed.

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries and sectors to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 27.84% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (22.12)% (for the calendar quarter ended September 30, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - MFS® International New Discovery Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(4.39%)	7.14%	3.28%
C	C Shares Returns Before Taxes	(1.47%)	7.44%	3.12%
I	I Shares Returns Before Taxes	0.50%	8.51%	4.16%
529A	529A Shares Returns Before Taxes	(5.51%)	6.97%	3.19%
529B	529B Shares Returns Before Taxes	(3.67%)	7.27%	3.20%
529C	529C Shares Returns Before Taxes	(1.48%)	7.40%	3.04%
R1	R1 Shares Returns Before Taxes	(0.50%)	7.43%	3.11%
R2	R2 Shares Returns Before Taxes	(0.01%)	7.97%	3.62%
R3	R3 Shares Returns Before Taxes	0.26%	8.25%	3.88%
R4	R4 Shares Returns Before Taxes	0.51%	8.51%	4.15%
R6	R6 Shares Returns Before Taxes	0.65%	8.63%	4.22%
A	A Shares Returns Before Taxes	(5.54%)	6.97%	3.27%
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	(6.00%)	6.74%	2.67%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.61%)	5.58%	2.65%
MSCI All Country World (ex-US) Small Mid Cap Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) MSCI All Country World (ex-US) Small Mid Cap Index	3.96%	7.39%	2.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.